Document And Entity Information	9 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Ruthigen, Inc.
Entity Central Index Key	0001574235
Entity Filer Category	Smaller Reporting Company